Non-Controlling Interests (Tables)	6 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests

Non-controlling interests consisted of the following:

	December 31, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Deficit	$(2,995)	$(62,752)	$(65,747)
Accumulated other comprehensive income	194	3,360	3,554
Total non-controlling interests	$(2,801)	$(59,392)	$(62,193)

	June 30, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total

Deficit	$(2,995)	$(61,875)	$(64,870)
Accumulated other comprehensive income	170	2,849	3,019
Total non-controlling interests	$(2,825)	$(59,026)	$(61,851)